Organization and Summary of Significant Accounting Policies (Details 9)	12 Months Ended
Jul. 01, 2012
Land improvements [Member]
Estimated useful lives of the assets
Expected Useful Lives	20 years
Buildings and improvements [Member] | Maximum [Member]
Estimated useful lives of the assets
Expected Useful Lives	35 years
Buildings and improvements [Member] | Minimum [Member]
Estimated useful lives of the assets
Expected Useful Lives	20 years
Machinery and equipment [Member] | Maximum [Member]
Estimated useful lives of the assets
Expected Useful Lives	10 years
Machinery and equipment [Member] | Minimum [Member]
Estimated useful lives of the assets
Expected Useful Lives	3 years